NOTES RECEIVABLE (Details)	Mar. 28, 2025 CNY (¥)	Mar. 28, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
NOTES RECEIVABLE
Notes receivable			¥ 3,206,733	$ 439,321	¥ 1,341,820
Subsequent event
NOTES RECEIVABLE
Notes receivable	¥ 2,100,000	$ 300,000
Percentage of notes subsequently collected	64	64